Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial liabilities
Borrowings	R 426	R 467	R 238
Other creditors and liabilities	35	29	22
Total finance costs from financial liabilities	461	496	260
Non-financial liabilities
Streaming arrangements	18	41	67
Finance Costs, Non-Financial Liabilities	572	621	523
Disclosure of attribution of expenses by nature to their function [line items]
Total finance costs before interest capitalised	1,033	1,117	783
Interest capitalised (b)	(237)	(123)	(65)
Total finance costs	R 796	R 994	R 718
Capitalisation rate	8.20%	9.20%	6.80%
Other Provisions
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 68	R 97	R 79
Provision for environmental rehabilitation
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 486	R 483	R 377